Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2020

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Private Investors III, LLC
1,610 shares(4)	$1,599,270	$1,315,023	5.00%	United States	0-5 Years	0-5 Years	11/19/2014
Teng Yue Partners Offshore Fund, L.P.
847 shares(5)	846,734	4,532,915	17.24	Cayman Islands	Quarterly	3/31/2021	10/1/2015
Tybourne Equity (Offshore) Fund
1,286 shares, Series A(5)	1,286,053	2,299,803	8.74	Cayman Islands	Quarterly	3/31/2021	7/2/2012
Total Asia	3,732,057	8,147,741	30.98

Emerging Markets
New Century Holdings XI, L.P.
36,457 shares	31,789	42,080	0.17	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	31,789	42,080	0.17

Energy & Natural Resources
CamCap Resources Offshore Fund, Ltd.
113 shares, Class B	21,545	7,867	0.03	Cayman Islands	Illiquid	N/A	10/2/2017
JB Investments Offshore Fund III, Ltd.
1,175 shares	1,175,000	1,434,385	5.45	Cayman Islands	Quarterly	6/30/2021	6/1/2020
MLO Private Investment, Ltd.
47 shares, Series 01	76,995	82,414	0.31	Cayman Islands	Illiquid	N/A	10/2/2017
Whetstone Capital Offshore Fund, Ltd.
1,160 shares	1,496,696	2,062,144	7.84	Cayman Islands	Quarterly	3/31/2021	7/1/2015
Total Energy & Natural Resources	2,770,236	3,586,810	13.63

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
32 shares, Series A	40,212	44,221	0.17	Cayman Islands	Quarterly	3/31/2021	1/31/2020
Total Healthcare	40,212	44,221	0.17

Technology
Light Street Xenon, Ltd.
448 shares, Class A	588,637	1,451,588	5.52	Cayman Islands	Quarterly	3/31/2021	10/1/2015
Tiger Global, Ltd.
2,275 shares, Class C	1,106,887	4,878,067	18.55	Cayman Islands	Annually	3/31/2021	7/1/2013
Total Technology	1,695,524	6,329,655	24.07

Value Long/Short
Bronte Capital Ganymede Fund Ltd.
1,553 shares, Class A	1,499,999	1,725,488	6.56	Cayman Islands	Monthly	1/31/2021	1/1/2018
Falcon Edge Global Ltd.
358 shares, Series S	510,456	617,436	2.35	Cayman Islands	Illiquid	N/A	4/3/2017

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2020

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Value Long/Short (continued)
Falcon Edge Global Ltd.
100 shares, Series Standard Share Partners	$93,393	$49,558	0.19%	Cayman Islands	Illiquid	N/A	10/3/2016
Glade Brook Private Investors VII LLC
1,181 shares	1,172,521	1,017,785	3.87	United States	0-5 Years	N/A	8/10/2015
Tiger Veda Ltd.
93 shares, Class C1	252,747	220,923	0.84	Cayman Islands	Illiquid	N/A	10/2/2017
Tiger Veda Ltd.
110 shares, Class C3	82,954	–	–	Cayman Islands	Illiquid	N/A	10/2/2017
Total Value Long/Short	3,612,070	3,631,190	13.81

Total Investments in Portfolio Funds	$11,881,888	$21,781,697	82.83%

Investments in Securities
Common Stock
Global Opportunistic
Amazon.com, Inc.
18 shares(6)(7)	9,029	58,625	0.22	United States
Apollo Global Management, Inc.
1,129 shares, Class A(7)	29,763	55,298	0.21	United States
Berkshire Hathaway, Inc.
263 shares, Class B(6)(7)	59,965	60,982	0.23	United States
Carvana Co.
266 shares(6)(7)	60,502	63,718	0.24	United States
Facebook, Inc.
231 shares, Class A(6)(7)	42,791	63,101	0.25	United States
GoodRx Holdings, Inc.
1,576 shares, Class A(6)(7)	60,014	63,575	0.24	United States
Herbalife Nutrition, Ltd.
1,090 shares(6)(7)	46,444	52,375	0.20	United States
JD.com, Inc.
851 shares, ADR(6)(7)	26,901	74,803	0.28	China
Lantheus Holdings, Inc.
10,368 shares(6)(7)	156,436	139,864	0.53	United States
Microsoft Corp.
266 shares(7)	19,524	59,164	0.22	United States
Nintendo Co Ltd
112 shares(6)	59,808	73,024	0.28	Japan
Peloton Interactive, Inc.
572 shares(6)(7)	60,286	86,784	0.33	United States
Pinterest, Inc.
917 shares(6)(7)	60,359	60,430	0.23	United States

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2020

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Global Opportunistic (continued)
Purple Innovation, Inc.
1,988 shares(6)(7)	$59,593	$65,485	0.25%	United States
Sea, Ltd.
372 shares, ADR(6)(7)	12,773	74,047	0.28	Singapore
ServiceNow, Inc.
116 shares(6)(7)	59,752	63,850	0.24	United States
SoftBank Group Corp.
1,786 shares, ADR(7)	41,426	69,046	0.25	Japan
Sony Corp.
667 shares, ADR(7)	60,555	67,434	0.26	Japan
Splunk, Inc.
257 shares(6)(7)	49,363	43,662	0.17	United States
Swedish Match AB
716 shares	27,686	55,504	0.21	Sweden
Twilio, Inc.
191 shares, Class A(6)(7)	21,253	64,654	0.25	United States
Visa, Inc.
289 shares(7)	59,897	63,213	0.24	United States
Wuxi Biologics Cayman, Inc.
7,431 shares(6)(8)	45,046	98,537	0.38	Cayman Islands
Total Common Stock	1,129,166	1,577,175	5.99

Rights
Elanco Animal Health, Inc.
15,801 shares	–	–	–	United States
Lantheus Holdings, Inc.
11,340 shares	–	–	–	United States
Total Rights	–	–	–

Total Investments in Securities	$1,129,166	$1,577,175	5.99%

TOTAL INVESTMENTS	$13,011,054	$23,358,872	88.82%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2020

(in U.S. Dollars)

(Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stock
Global Opportunistic
American Well Corp. 2,070 shares (6)	$(61,401)	$(52,433)	(0.20)%	United States
AnGes, Inc. 5,500 shares (6)	(59,411)	(66,316)	(0.25)	Japan
B&G Foods, Inc. 2,116 shares	(36,990)	(58,677)	(0.22)	United States
Casino Guichard Perrachon SA 3,868 shares (6)	(130,168)	(119,031)	(0.45)	France
Cisco Systems, Inc. 3,300 shares	(122,893)	(147,675)	(0.56)	United States
Harvey Norman Holdings, Ltd. 31,242 shares	(53,964)	(112,964)	(0.43)	Australia
HelloFresh SE 2,450 shares (6)	(99,672)	(189,159)	(0.72)	Germany
Hennes & Mauritz AB 5,043 shares , Class B(6)	(76,092)	(105,425)	(0.40)	Sweden
Kraft Heinz Co. 3,520 shares	(102,784)	(122,003)	(0.47)	United States
Mattel, Inc. 6,766 shares (6)	(76,119)	(118,067)	(0.45)	United States
Middleby Corp. 1,200 shares (6)	(120,304)	(154,704)	(0.59)	United States
Oracle Corp. 2,150 shares	(122,957)	(139,085)	(0.53)	United States
WiseTech Global, Ltd. 6,100 shares	(122,789)	(144,611)	(0.55)	Australia
Total Common Stock	(1,185,544)	(1,530,150)	(5.82)

Total Securities Sold Short	$(1,185,544)	$(1,530,150)	(5.82)%

Other Assets, less Liabilities(9)		$4,469,964	17.00%
Total Net Assets		$26,298,686	100.00%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2020

(in U.S. Dollars)

(Unaudited)

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2020 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Private Investors III, LLC has a concentrated investment in Koudai Corporation which accounts for 5.00% of the Fund’s net assets on a look-through basis as of December 31, 2020. As of December 31, 2020, the Fund owns shares in Koudai Corporation through its investment in Private Investors III, LLC.
(5)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
(6)	Non-income producing security.
(7)	All or a portion of each of these securities have been segregated as collateral for securities sold short and the Fund's line of credit. The aggregate market value of those securities was $1,350,108.
(8)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $98,537, representing 0.38% of net assets.
(9)	Includes cash held as collateral for securities sold short.

Notes to Schedule of Investments (unaudited)

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, rights, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. The Fund early adopted, and applied, ASU 2018-13 for the year ended March 31, 2019. The Fund’s adoption of the ASU 2018-13 did not have a material impact. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks, rights, and securities sold short, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Asset at Fair Values as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stock
Global Opportunistic	$1,577,175	$–	$–	$1,577,175
Rights	–	–	–	–
Total Investments	$1,577,175	$–	$–	$1,577,175

	Liabilities at Fair Values as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Global Opportunistic	$(1,530,150)	$–	$–	$(1,530,150)
Total Securities Sold Short	$(1,530,150)	$–	$–	$(1,530,150)

Total Investments in Portfolio Funds Measured at NAV				21,781,697

The industry composition of Investments in securities at fair value and Securities sold short at December 31, 2020, is as follows:

Industry Composition (December 31, 2020) (Unaudited)
Investments in Securities
Software	0.63%
Entertainment	0.56%
Health Care Equipment & Supplies	0.53%
Household Durables	0.51%
Internet & Direct Marketing Retail	0.50%
IT Services	0.49%
Interactive Media & Services	0.48%
Pharmaceuticals	0.38%
Leisure Products	0.33%
Wireless Telecommunication Services	0.25%
Specialty Retail	0.24%
Health Care Technology	0.24%
Diversified Financial Services	0.23%
Capital Markets	0.21%
Tobacco	0.21%
Personal Products	0.20%
Total investments in Securities	5.99%

Securities Sold Short
Health Care Technology	-0.20%
Health Care	-0.25%
Specialty Retail	-0.40%
Retail	-0.43%
Food & Staples Retailing	-0.45%
Leisure Products	-0.45%
Communications Equipment	-0.56%
Machinery	-0.59%
Food Products	-0.69%
Internet & Direct Marketing Retail	-0.72%
Software	-1.08%
Total Securities Sold Short	-5.82%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.